Finance Income and Charges - Summary of Geographical operations (Parenthetical) (Detail) - Venezuelan bolvar Soberano [member] - Venezuela [member]	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Exchange rate	10,466.0000	0.6345
Reported if in compliance with requirement of IFRS [member]
Disclosure of geographical areas [line items]
Exchange rate	809.0000